Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING
Profit (loss) from continuing operations before income taxes	$ 82,732	$ (272,265)
Profit (loss) from discontinued operations before income taxes	(2,948)	(5,299)
Profit (loss) before income taxes	79,784	(277,564)
Items not affecting cash
Amortization and depreciation	7,352	11,938
Share-based compensation expense	692	7,118
Financing charges, non-cash portion	5,561	4,316
Unrealized (gain) loss in fair value of derivative instruments and other	(77,349)	241,999
Net change in working capital balances	(8,641)	29,911
Adjustment for discontinued operations, net	3,920	(26,064)
Income taxes paid	(670)	(5,703)
Cash inflow (outflow) from operating activities	10,649	(14,049)
INVESTING
Purchase of property and equipment	(16)	(562)
Purchase of intangible assets	(1,670)	(9,409)
Payments for acquired business		(12,013)
Cash outflow from investing activities	(1,686)	(21,984)
FINANCING
Dividends/Distributions paid		(22,047)
Repayment of long-term debt	(1,651)	(1,645)
Leased asset payments	(1,081)	(1,468)
Debt issuance costs		(190)
Credit facilities withdrawal	9,867	54,155
Share swap payout	(21,488)
Cash inflow (outflow) from financing activities	(14,353)	28,805
Effect of foreign currency translation on cash balances	(697)	(168)
Net cash outflow	(6,087)	(7,396)
Cash and cash equivalents, beginning of period	26,093	9,927
Cash and cash equivalents, end of period	20,006	2,531
Supplemental cash flow information:
Interest paid	$ 12,934	$ 15,208